Significant mergers and acquisitions, investments and dispositions (Tables)	12 Months Ended
Mar. 31, 2025
Significant mergers and acquisitions and investments
Schedule of the allocation of the purchase price as of the date of acquisition

Acquisitions that constitute business combinations are summarized in the following table:

	Year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
	(in millions)
Net assets (liabilities)	1	28	(461)
Identifiable intangible assets	285	602	1,544
Deferred tax assets	—	—	1
Deferred tax liabilities	(68)	(199)	(382)
	218	431	702
Noncontrolling interests and mezzanine equity	(38)	(98)	(587)
Net identifiable assets	180	333	115
Goodwill	583	1,782	4,899
Total purchase consideration	763	2,115	5,014
Fair value of previously held equity interests	—	—	(1,555)
Purchase consideration settled	(481)	(2,038)	(1,564)
Deferred consideration as of year end	282	77	1,895

Total purchase consideration is comprised of:
- cash consideration	763	2,115	2,549
- fair value of previously held equity interests	—	—	1,555
- others	—	—	910
	763	2,115	5,014